Note 34 - Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 6,180	€ 6,063
Presented as deferred tax liabilities	498	561
Net deferred tax assets	€ 5,682	€ 5,502